Fees Summary	Oct. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 800,000
Previously Paid Amount	0.00
Total Fee Amount	69.60
Total Offset Amount	0.00
Net Fee	69.60
Narrative - Max Aggregate Offering Price	$ 800,000
Final Prospectus	true